Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of other operating expenses

	Year Ended December 31,
($000s)	2022	2021	2020
Sales and marketing activities	$2,840	$1,387	$764
Legal, audit, accounting and other services	2,073	2,332	2,906
IT expenses	1,894	2,047	1,621
Travel expenses	230	132	125
Other operating expenses	1,364	1,449	520
Total other operating expenses	$8,402	$7,347	$5,936

Summary of auditors remuneration

The following table sets out the aggregate fees related to professional services rendered by the Company’s independent auditor, Ernst & Young AS (“EY”), for the calendar years 2022, 2021, and 2020:

	Year Ended December 31,
($000s)	2022	2021	2020
Audit services	$447	$352	$235
Audit-related services	43	22	8
Tax services	7	7	0
Other services	4	24	12
	$501	$405	$255